Goodwill and Intangible Assets, Net - Schedule of Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2026	$ 804
Net	$ 804	$ 2,320